Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events
26.	Subsequent Events
The Group announced on February 20, 2024 that each holder of its 1.375% Convertible Senior Notes due 2026 (the “April 2026 Notes”) has the right, at the option of such holder, to require the Company to repurchase all of such holder’s Notes or any portion thereof that is an integral multiple of US$1,000 principal amount of cash on April 1, 2024 (the “Repurchase Right”). As of February 20, 2024, there was US$429,343,000 in aggregate principal amount of April 2026 Notes outstanding. If all outstanding Notes are surrendered for repurchase through exercise of the Repurchase Right, the aggregate cash purchase price will be US$429,343,000.